Loans and Allowance for Credit Losses (Ages of Past Due Loans by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Mar. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 472,758	¥ 490,720
Loans, current		116,369,874	116,545,125
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	116,842,632	117,035,845
Loans, greater than 90 days past due and accruing		16,007	19,079
1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		257,330	262,572
Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		215,428	228,148
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		42,199	57,203
Loans, current		50,809,612	50,955,451
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	50,851,811	51,012,654
Loans, greater than 90 days past due and accruing		6,900	6,419
Commercial [Member] | Domestic [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		11,551	13,290
Commercial [Member] | Domestic [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		30,648	43,913
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,633	2,795
Loans, current		11,142,730	10,867,094
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	11,147,363	10,869,889
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,597	1,495
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,036	1,300
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		278	796
Loans, current		716,967	779,925
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	717,245	780,721
Loans, greater than 90 days past due and accruing		1
Commercial [Member] | Domestic [Member] | Construction [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		218	359
Commercial [Member] | Domestic [Member] | Construction [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		60	437
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		6,290	5,315
Loans, current		11,642,629	11,686,599
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	11,648,919	11,691,914
Loans, greater than 90 days past due and accruing		2,524	1,633
Commercial [Member] | Domestic [Member] | Real Estate [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,034	2,090
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		4,256	3,225
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,347	1,645
Loans, current		2,629,879	2,665,709
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	2,631,226	2,667,354
Loans, greater than 90 days past due and accruing		1	26
Commercial [Member] | Domestic [Member] | Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		778	1,025
Commercial [Member] | Domestic [Member] | Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		569	620
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		5,181	8,084
Loans, current		7,633,605	7,962,875
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	7,638,786	7,970,959
Loans, greater than 90 days past due and accruing		62	1,349
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,791	3,886
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		2,390	4,198
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		21	21
Loans, current		5,208,420	4,812,328
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	5,208,441	4,812,349
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		21	21
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		1,169	985
Loans, current		1,509,197	1,550,219
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	1,510,366	1,551,204
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		411	657
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		758	328
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		13,402	28,566
Loans, current		8,741,590	8,909,368
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	8,754,992	8,937,934
Commercial [Member] | Domestic [Member] | Other Industries [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		365	251
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		13,037	28,315
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		9,878	8,996
Loans, current		1,584,595	1,721,334
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	1,594,473	1,730,330
Loans, greater than 90 days past due and accruing		4,312	3,411
Commercial [Member] | Domestic [Member] | Consumer [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		3,357	3,527
Commercial [Member] | Domestic [Member] | Consumer [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		6,521	5,469
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		30,874	32,167
Loans, current		36,062,350	36,694,369
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	36,093,224	36,726,536
Loans, greater than 90 days past due and accruing		236	1,083
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		10,881	12,512
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		19,993	19,655
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		79,301	97,472
Loans, current		13,641,449	13,974,118
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	13,720,750	14,071,590
Loans, greater than 90 days past due and accruing		6,584	10,806
Residential [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		62,686	78,073
Residential [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		16,615	19,399
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		47,771	51,105
Loans, current		527,421	528,284
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	575,192	579,389
Card [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		17,203	18,887
Card [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		30,568	32,218
MUAH [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		39,523	36,793
Loans, current		9,557,501	9,009,426
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	9,597,024	9,046,219
Loans, greater than 90 days past due and accruing		2,287	771
MUAH [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		28,696	23,145
MUAH [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		10,827	13,648
Krungsri [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		233,090	215,980
Loans, current		5,771,541	5,383,477
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	[1]	6,004,631	5,599,457
Krungsri [Member] | 1 to 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		126,313	116,665
Krungsri [Member] | Greater than 3 Months Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, past due		¥ 106,777	¥ 99,315

[1]	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality and represent balances without adjustments in relation to unearned income, unamortized premiums and deferred loan fees.